Fair Value Measurements (Tables)	8 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis
	(Level 1)	(Level 2)	(Level 3)
As of September 30, 2025
Assets:
Treasury Trust Funds held in Trust Account	$203,677,270	$—	$—

Schedule of Quantitative Information Regarding Market Assumptions	The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Rights:
June 16, 2025
Implied ordinary share price	$9.77
Probability of acquisition	60%
Calculated value per Public Right	$0.23